Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Notes
The Convertible Notes represent financial instruments that include a debt host accounted for at amortized cost and conversion option and redemption option derivatives, which are separated from the debt host and accounted for at fair value with changes in fair value recorded in the statement of comprehensive loss. These derivatives are accounted for together as a single derivative when separated from the debt host.

	Debt host	Convertible note derivative	Total

	$	$	$
Convertible notes
As at January 1, 2021	-	-	-
Convertible notes principal	157,331	101,419	258,750
Transaction costs	(5,170)	(3,329)	(8,499)
Gain on change in fair value of convertible notes derivative	-	(15,090)	(15,090)
Accrued Interest	1,300	-	1,300
Reclassification of short-term accrued interest to short-term liability	(305)	-	(305)
As at December 31, 2021	153,156	83,000	236,156
Gain on change in fair value of convertible notes derivative	-	(47,655)	(47,655)
Accrued Interest	20,496	-	20,496
Interest payment	(2,755)	-	(2,755)
Reclassification of short-term accrued interest to short-term liability	(1,770)	-	(1,770)
As at December 31, 2022	169,127	35,345	204,472